Document and Entity Information	Jun. 22, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001609711
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	GoDaddy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36904
Entity Tax Identification Number	46-5769934
Entity Address, Address Line One	14455 N. Hayden Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(480)
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	GDDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false